Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111

WRITER’S DIRECT DIAL NUMBER: (415) 315-6366

July 15, 2016

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sterling Capital Funds: File Nos. 33-49098 and 811-06719

Post-Effective Amendment No. 121 to the Registration Statement

Dear Sir or Madam:

On behalf of Sterling Capital Funds (the “Trust”) and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), accompanying this letter for electronic filing is Post-Effective Amendment No.121 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 122 under the 1940 Act on Form N-1A (the “Amendment”). Manually executed signature pages have been obtained prior to the time of this electronic filing and will be retained by the Trust for five years.

In addition to the Part C, the Amendment includes the following: (i) Prospectuses relating to Class A, Class C and Institutional Shares of Sterling Capital SMID Opportunities Fund (the “Fund”), a series of the Trust, and (ii) a Statement of Additional Information for the Fund.

The Amendment relates solely to the Fund. No information relating to any other series or shares of the Trust is amended or superseded hereby.

No fees are required in connection with this filing.

If you have any questions concerning this filing, please call me at (415) 315-6366.

Sincerely,

/s/ Colleen Meyer
Colleen Meyer